DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)					10 Months Ended	12 Months Ended
	Aug. 23, 2023	Nov. 22, 2022	Aug. 03, 2022	Nov. 23, 2021	Dec. 31, 2021	Dec. 31, 2022	Feb. 21, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation						Mar. 08, 2021
Sale of stock, price per share						$ 10.45
Proceeds from initial public offering					$ 197,498,815
Offering costs					582,540
Deferred underwriting commissions				$ 5,999,964	5,999,964
Warrants price per share						$ 0.01
Transaction costs				9,351,106
Underwriting fees				2,499,985
Sale of stock consideration on transaction, fair value				268,617
Other offering costs				582,540
Debt Instrument, Interest Rate, Stated Percentage						50.00%
Tangible assets net						$ 5,000,001
Payments to Acquire Investments					$ 202,998,782	2,999,982
[custom:DissolutionExpenses]						$ 100,000
Share price						$ 10.00
Cash						$ 271,467
Working capital						$ 2,488,340
Subsequent Event [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits							$ 290,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued				25,100
Notes issued				$ 400,000
Business Combination Agreement [Member] | Seamless Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Investments		$ 2,999,982
Business Combination Agreement [Member] | FINTECH Merger Sub-Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.00
Expected to receive, seamless value			$ 400,000,000
Common stock, par value			$ 0.0001
Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share						$ 10.15
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share						12.00
Common stock, par value					$ 0.0001	0.0001
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Redeemed or Called During Period, Shares	10,415,452
Redemption price	$ 10.49
Stock Redeemed or Called During Period, Value	$ 109,310,000
Common Class A [Member] | Subsequent Event [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits	$ 100,590,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share				$ 10.15		10.15
Proceeds from initial public offering				$ 202,998,782
Share price						$ 10.15
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, new issues				19,999,880
Sale of stock, price per share				$ 10.00
Proceeds from initial public offering				$ 199,998,800
Offering costs				9,351,106
Deferred underwriting commissions				$ 5,999,964
Warrants price per share				$ 11.50
Underwriting fees				$ 2,499,985
Sale of stock consideration on transaction, fair value				268,617
Other offering costs				$ 582,540
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, new issues				2,608,680
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, shares				7,796,842		7,796,842
Warrants price per share				$ 1.00		$ 1.00
Proceeds from warrants				$ 7,796,842		$ 7,796,842